Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cash and Cash Equivalents

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Cash on hand	$6,073	$5,638	$203
Checking accounts and demand deposits	48,734,866	47,094,687	1,697,718
Cash equivalents (time deposits with original maturity of less than three months and repurchase agreements collateralized by bonds)	2,797,132	28,973,020	1,044,449

	$51,538,071	$76,073,345	$2,742,370